Cash Flow Adjustments and Changes in Working Capital - Non-Cash Changes Arising from Financing Activities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	£ 0	£ 3,500	£ 26,462
Repayment of borrowings	(956)	(23,547)	(36,768)
Cash received	888	1,784	147
Grant income	(670)	(819)	(1,633)
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the year	21	19,764	29,465
Proceeds from borrowings	0	3,500	26,462
Repayment of borrowings	(21)	(23,547)	(36,768)
Non-cash foreign exchange	0	304	605
Non-cash other	0	0	0
End of the year	0	21	19,764
Grant received
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the year	127	(816)	664
Cash received	888	1,786	148
Grant income	(670)	(819)	(1,633)
Non-cash foreign exchange	(14)	(24)	5
Non-cash other	0	0	0
End of the year	£ 331	£ 127	£ (816)